CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Noncontrolling Interest	Stock Issued in exchange in Redomiciliation [Member]	Common Stock Retired in Redomiciliation [Member] [Member]	AOCI Attributable to Parent [Member]	Preferred Stock Retired in Redomiciliation [Member] [Member]	Retained Earnings [Member]	Stock retired in Redomiciliation [Member] [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 2,810,033	$ 2,085,134	$ 11,431			$ (240,702)		$ 954,155
Shares, Issued		84,948,000
Preferred Stock, Shares Outstanding	100,000
Preferred shares	$ 15
Ordinary Shares, Dividends, Per Share, Cash Paid	$ 1.21
Net Income (Loss) Attributable to Parent	$ 290,915							290,915
Net Income (Loss) Attributable to Noncontrolling Interest	707		707
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	291,622
Total other comprehensive loss attributable to shareholders	252,387					252,387
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture		592,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	32,470	$ 32,470
Stock Repurchased and Retired During Period, Shares		(793,000)
Stock Repurchased and Retired During Period, Value	65,485	$ 69,567						4,082
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(1,400)		(1,400)
Proceeds from Noncontrolling Interests	0
Dividends, Ordinary Shares, Cash	(102,929)							(102,929)
Non controlling interest change in translation and other	602		602
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 3,217,300
Stockholders' Equity Attributable to Parent		$ 2,048,037				11,685		1,146,223
Noncontrolling interest			11,340
Shares, Issued		84,747,000
Preferred Stock, Shares Outstanding	100,000
Preferred shares	$ 15
Ordinary Shares, Dividends, Per Share, Cash Paid	$ 1.33
Net Income (Loss) Attributable to Parent	$ 304,051							304,051
Net Income (Loss) Attributable to Noncontrolling Interest	1,025		1,025
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	305,076
Total other comprehensive loss attributable to shareholders	(169,493)					(169,493)
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture		533,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	36,941	$ 36,941
Stock Repurchased and Retired During Period, Shares		(763,000)			(84,514,000)		(100,000)
Stock Repurchased and Retired During Period, Value	81,494	$ 86,414			$ 10,592,117		$ 15	4,920	$ 10,592,132
Stock Issued During Period, Shares, New Issues				84,514,000
Stock Issued During Period, Value, New Issues				$ 10,592,117
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Net Income								(3,667)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(5,637)					(1,970)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(255)		(255)
Proceeds from Noncontrolling Interests	0
Dividends, Ordinary Shares, Cash	(112,503)							(112,503)
Non controlling interest change in translation and other	(4,122)		(4,122)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	3,185,798
Stockholders' Equity Attributable to Parent	3,177,810	$ 1,998,564				(159,778)		1,339,024
Noncontrolling interest	$ 7,988		7,988
Shares, Issued		84,517,000
Preferred Stock, Shares Outstanding	0
Preferred shares	$ 0
Ordinary Shares, Dividends, Per Share, Cash Paid	$ 1.45
Net Income (Loss) Attributable to Parent	$ 407,605							407,605
Net Income (Loss) Attributable to Noncontrolling Interest	200		200
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	407,805
Total other comprehensive loss attributable to shareholders	(75,685)					(75,685)
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture		803,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	58,421	$ 58,421	0			0		0
Stock Repurchased and Retired During Period, Shares		(396,000)
Stock Repurchased and Retired During Period, Value	51,241	$ 74,821						23,580
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(1,245)		(1,245)
Proceeds from Noncontrolling Interests	6,050		6,050
Dividends, Ordinary Shares, Cash	(123,034)	0	0			0		(123,034)
Non controlling interest change in translation and other	(145)		(145)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	3,406,724
Stockholders' Equity Attributable to Parent	3,393,876	$ 1,982,164				$ (235,463)		$ 1,647,175
Noncontrolling interest	$ 12,848		$ 12,848
Shares, Issued		84,924,000
Preferred Stock, Shares Outstanding	0
Preferred shares	$ 0